                     Massachusetts Investors Trust
               Massachusetts Investors Growth Stock Fund
                       MFS(R) Capital Growth Fund
                       MFS(R) Emerging Growth Fund
                  MFS(R) Gold & Natural Resources Fund
                    MFS(R) Growth Opportunities Fund
                       MFS(R) Managed Sectors Fund
                             MFS(R) OTC Fund
                          MFS(R) Research Fund
                            MFS(R) Value Fund
                        MFS(R) Total Return Fund
                          MFS(R) Utilities Fund
                            MFS(R) Bond Fund
                     MFS(R) Government Mortgage Fund
                    MFS(R) Government Securities Fund
                         MFS(R) High Income Fund
                     MFS(R) Intermediate Income Fund
                      MFS(R) Strategic Income Fund
                 MFS(R) Government Limited Maturity Fund
                      MFS(R) Limited Maturity Fund
                        MFS(R) World Equity Fund
                      MFS(R) World Governments Fund
                        MFS(R) World Growth Fund
                     MFS(R) World Total Return Fund
                   MFS(R) World Asset Allocation Fund
                        MFS(R) Cash Reserve Fund
                   MFS(R) Government Money Market Fund
                        MFS(R) Money Market Fund

                 Supplement to the Current Prospectus


Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

           The date of this Supplement is February 1, 1995.

                            MFS(R) CASH RESERVE FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                            MFS(R) TOTAL RETURN FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                           MFS(R) CAPITAL GROWTH FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) GOLD & NATURAL RESOURCES FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                            MFS(R) WORLD EQUITY FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                         MFS(R) WORLD TOTAL RETURN FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                                MFS(R) BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) STRATEGIC INCOME FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) WORLD GROWTH FUND
                           MFS(R) MUNICIPAL BOND FUND
                                 MFS(R) OTC FUND
                          MFS(R) MUNICIPAL INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                              MFS(R) RESEARCH FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                       MFS(R) WORLD ASSET ALLOCATION FUND
                          MASSACHUSETTS INVESTORS TRUST
                            MFS(R) MONEY MARKET FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND

                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:


         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a long-term exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has agreed to pay IBFS, as additional compensation for IBFS' marketing and distribution of the Funds, an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                The date of this Supplement is February 1, 1997.

                        MFS(R) CASH RESERVE FUND
      MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                        MFS(R) TOTAL RETURN FUND
               MASSACHUSETTS INVESTORS GROWTH STOCK FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                    MFS(R) GROWTH OPPORTUNITIES FUND
                       MFS(R) EMERGING GROWTH FUND
                   MFS(R) ALABAMA MUNICIPAL BOND FUND
                       MFS(R) CAPITAL GROWTH FUND
                   MFS(R) ARKANSAS MUNICIPAL BOND FUND
                     MFS(R) INTERMEDIATE INCOME FUND
                  MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                     MASSACHUSETTS INVESTORS TRUST
                   MFS(R) FLORIDA MUNICIPAL BOND FUND
                       MFS(R) MANAGED SECTORS FUND
                   MFS(R) GEORGIA MUNICIPAL BOND FUND
                            MFS(R) VALUE FUND
                   MFS(R) MARYLAND MUNICIPAL BOND FUND
                          MFS(R) UTILITIES FUND
                MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                        MFS(R) WORLD EQUITY FUND
                 MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                     MFS(R) WORLD TOTAL RETURN FUND
                   MFS(R) NEW YORK MUNICIPAL BOND FUND
                            MFS(R) BOND FUND
                MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                      MFS(R) LIMITED MATURITY FUND
                 MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT MORTGAGE FUND
                MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                 MFS(R) GOVERNMENT LIMITED MATURITY FUND
                  MFS(R) TENNESSEE MUNICIPAL BOND FUND
                    MFS(R) GOVERNMENT SECURITIES FUND
                   MFS(R) VIRGINIA MUNICIPAL BOND FUND
                         MFS(R) HIGH INCOME FUND
                MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                      MFS(R) STRATEGIC INCOME FUND
                 MFS(R) MUNICIPAL LIMITED MATURITY FUND
                      MFS(R) WORLD GOVERNMENTS FUND
                       MFS(R) MUNICIPAL BOND FUND
                        MFS(R) WORLD GROWTH FUND
                      MFS(R) MUNICIPAL INCOME FUND
                             MFS(R) OTC FUND
                          MFS(R) RESEARCH FUND
          MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                   MFS(R) WORLD ASSET ALLOCATION FUND
                        MFS(R) MONEY MARKET FUND
                    MFS(R) MUNICIPAL HIGH INCOME FUND
                   MFS(R) GOVERNMENT MONEY MARKET FUND
                 MFS(R) RESEARCH GROWTH AND INCOME FUND
                      MFS(R) STRATEGIC GROWTH FUND



                 Supplement to the Current Prospectus



The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable
                  Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

             The date of this Supplement is June 5, 1997.

                         MFS CASH RESERVE FUND
      MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                         MFS TOTAL RETURN FUND
               MASSACHUSETTS INVESTORS GROWTH STOCK FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                     MFS GROWTH OPPORTUNITIES FUND
                       MFS EMERGING GROWTH FUND
                    MFS ALABAMA MUNICIPAL BOND FUND
                        MFS CAPITAL GROWTH FUND
                   MFS ARKANSAS MUNICIPAL BOND FUND
                     MFS INTERMEDIATE INCOME FUND
                  MFS CALIFORNIA MUNICIPAL BOND FUND
                     MASSACHUSETTS INVESTORS TRUST
                    MFS FLORIDA MUNICIPAL BOND FUND
                       MFS MANAGED SECTORS FUND
                    MFS GEORGIA MUNICIPAL BOND FUND
                            MFS VALUE FUND
                   MFS MARYLAND MUNICIPAL BOND FUND
                          MFS UTILITIES FUND
                 MFS MASSACHUSETTS MUNICIPAL BOND FUND
                         MFS WORLD EQUITY FUND
                  MFS MISSISSIPPI MUNICIPAL BOND FUND
                      MFS WORLD TOTAL RETURN FUND
                   MFS NEW YORK MUNICIPAL BOND FUND
                             MFS BOND FUND
                MFS NORTH CAROLINA MUNICIPAL BOND FUND
                       MFS LIMITED MATURITY FUND
                 MFS PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS GOVERNMENT MORTGAGE FUND
                MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                 MFS GOVERNMENT LIMITED MATURITY FUND
                   MFS TENNESSEE MUNICIPAL BOND FUND
                    MFS GOVERNMENT SECURITIES FUND
                   MFS VIRGINIA MUNICIPAL BOND FUND
                         MFS HIGH INCOME FUND
                 MFS WEST VIRGINIA MUNICIPAL BOND FUND
                       MFS STRATEGIC INCOME FUND
                  MFS MUNICIPAL LIMITED MATURITY FUND
                      MFS WORLD GOVERNMENTS FUND
                        MFS MUNICIPAL BOND FUND
                         MFS WORLD GROWTH FUND
                       MFS MUNICIPAL INCOME FUND
                             MFS OTC FUND
                           MFS RESEARCH FUND
          MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                    MFS WORLD ASSET ALLOCATION FUND
                         MFS MONEY MARKET FUND
                    MFS MUNICIPAL HIGH INCOME FUND
                   MFS GOVERNMENT MONEY MARKET FUND
                  MFS RESEARCH GROWTH AND INCOME FUND
                       MFS STRATEGIC GROWTH FUND


                 SUPPLEMENT TO THE CURRENT PROSPECTUS


This supplement describes certain changes, effective immediately, to each Fund's Prospectus.


1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD"). The use of the defined term "dealer" does not mean or imply that any such financial intermediary necessarily is a "dealer" for purposes of any federal or state laws, rules or regulations or any self-regulatory organization's rules.


2. CHANGES TO SALES CHARGE WAIVER CATEGORIES. Appendix A to the Prospectus, which describes waivers of sales charges, is amended as follows:


               Wrap  Account  and Fund  "Supermarket"  Investments.  The  waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

                       2. Wrap Account and Fund "Supermarket" Investments Shares
                      acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

            The date of this Supplement is August 8, 1997.

                       MFS(R) Managed Sectors Fund
                        MFS(R) World Growth Fund
                        MFS(R) Cash Reserve Fund
                            MFS(R) Bond Fund
                   MFS(R) World Asset Allocation Fund
                      MFS(R) Limited Maturity Fund
                         MFS(R) Core Growth Fund
                 MFS(R) Municipal Limited Maturity Fund
                    MFS(R) Special Opportunities Fund
                     MFS(R) Government Mortgage Fund
                   MFS(R) Convertible Securities Fund
                    MFS(R) International Growth Fund
                          MFS(R) Blue Chip Fund
               MFS(R) International Growth and Income Fund
                   MFS(R) Science and Technology Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                        MFS(R) New Discovery Fund
                   MFS(R) Alabama Municipal Bond Fund
                 MFS(R) Research Growth and Income Fund
                   MFS(R) Arkansas Municipal Bond Fund
                        MFS(R) Equity Income Fund
                  MFS(R) California Municipal Bond Fund
                   MFS(R) Research International Fund
                   MFS(R) Florida Municipal Bond Fund
                      MFS(R) Strategic Growth Fund
                   MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Emerging Growth Fund
                   MFS(R) Maryland Municipal Bond Fund
                      MFS(R) Large Cap Growth Fund
                MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Intermediate Income Fund
                 MFS(R) Mississippi Municipal Bond Fund
                         MFS(R) High Income Fund
                   MFS(R) New York Municipal Bond Fund
                    MFS(R) Municipal High Income Fund
                MFS(R) North Carolina Municipal Bond Fund
                        MFS(R) Money Market Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                   MFS(R) Government Money Market Fund
                MFS(R) South Carolina Municipal Bond Fund
                       MFS(R) Municipal Bond Fund
                  MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Mid Cap Growth Fund
                   MFS(R) Virginia Municipal Bond Fund
                        MFS(R) Total Return Fund
                MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Research Fund
                      MFS(R) Municipal Income Fund
                     MFS(R) World Total Return Fund
                    MFS(R) Union Standard Equity Fund
                          MFS(R) Utilities Fund
                    MFS(R) Growth Opportunities Fund
                        MFS(R) World Equity Fund
                    MFS(R) Government Securities Fund
                      MFS(R) World Governments Fund
               Massachusetts Investors Growth Stock Fund
                            MFS(R) Value Fund
                 MFS(R) Government Limited Maturity Fund
                      MFS(R) Strategic Income Fund
                     Massachusetts Investors Trust


                 Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

            The date of this Supplement is October 1, 1997.

                       MFS Managed Sectors Fund
                     MFS Government Mortgage Fund
                    MFS World Asset Allocation Fund
                     MFS International Growth Fund
                        MFS New Discovery Fund
               MFS International Growth and Income Fund
                  MFS Research Growth and Income Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                        MFS Equity Income Fund
                    MFS Alabama Municipal Bond Fund
                    MFS Research International Fund
                   MFS Arkansas Municipal Bond Fund
                       MFS Strategic Growth Fund
                  MFS California Municipal Bond Fund
                       MFS Emerging Growth Fund
                    MFS Florida Municipal Bond Fund
                       MFS Large Cap Growth Fund
                    MFS Georgia Municipal Bond Fund
                     MFS Intermediate Income Fund
                   MFS Maryland Municipal Bond Fund
                         MFS High Income Fund
                 MFS Massachusetts Municipal Bond Fund
                        MFS Municipal Bond Fund
                  MFS Mississippi Municipal Bond Fund
                        MFS Mid Cap Growth Fund
                   MFS New York Municipal Bond Fund
                         MFS Total Return Fund
                MFS North Carolina Municipal Bond Fund
                           MFS Research Fund
                 MFS Pennsylvania Municipal Bond Fund
                      MFS World Total Return Fund
                MFS South Carolina Municipal Bond Fund
                          MFS Utilities Fund
                   MFS Tennessee Municipal Bond Fund
                         MFS World Equity Fund
                   MFS Virginia Municipal Bond Fund
                      MFS World Governments Fund
                 MFS West Virginia Municipal Bond Fund
                            MFS Value Fund
                       MFS Municipal Income Fund
                       MFS Strategic Income Fund
                     MFS Growth Opportunities Fund
                         MFS World Growth Fund
                    MFS Government Securities Fund
                             MFS Bond Fund
               Massachusetts Investors Growth Stock Fund
                       MFS Limited Maturity Fund
                 MFS Government Limited Maturity Fund
                  MFS Municipal Limited Maturity Fund
                     Massachusetts Investors Trust
                    MFS Union Standard Equity Fund


                 Supplement to the Current Prospectus



         During the period from January 2, 1998 through April 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards & Sons, Inc. 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by A. G. Edwards & Sons, Inc. to shareholders purchasing such Funds through MFS Individual Retirement Accounts (excluding SEP-IRAs and SIMPLE IRAs) ("Eligible IRAs") during the Sales Period. In addition, MFD will pay A. G. Edwards & Sons, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Funds sold by A.
G. Edwards & Sons, Inc. to shareholders purchasing such Funds through Eligible IRAs during the Sales Period. A Letter of Acceptance with respect to the transfer of funds into such Eligible IRA must be received by MFS Service Center, Inc. (the "Shareholder Servicing Agent") during the Sales Period, and the Shareholder Servicing Agent must receive the proceeds representing such transfer by May 29, 1998, in order for the dealer to receive the above-described commission.

         Although municipal bond funds, such as the various MFS single-state and other municipal bond funds listed above, are generally available as an investment choice for an IRA, they may not be suitable for inclusion in an IRA due to their tax-exempt nature. A shareholder should consult his or her financial or tax adviser regarding any such investment.

            The date of this Supplement is January 2, 1998.